Share warrant obligation - Fair value of Warrants (Details) - $ / shares	Dec. 31, 2021	Aug. 27, 2021
Share warrant obligations
Warrant price	$ 0.77	$ 0.93
Starting share price	$ 8.06	$ 10.67
Expected warrant life (years)	4 years 8 months 12 days	5 years